Stock Compensation Plan (Details 2) - USD ($) $ / shares in Units, $ in Millions	8 Months Ended	12 Months Ended
	Dec. 28, 2019	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018
Stock options outstanding and exercisable
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 0.3	$ 0.6	$ 0.1	$ 0.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 7.2
Expected volatility	4490.00%	0.00%
Risk-free interest rates	1.70%	0.00%
Minimum
Stock options outstanding and exercisable
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			5.30%	4.50%
Share Based Compensation Arrangement by Share Based Payment Award Exercise Period		4 years
Expected volatility			38.30%	36.80%
Risk-free interest rates			2.70%	1.90%
Maximum
Stock options outstanding and exercisable
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			7.20%	5.90%
Vesting period		3 years
Share Based Compensation Arrangement by Share Based Payment Award Exercise Period		5 years
Expected volatility			44.70%	51.30%
Risk-free interest rates			2.80%	2.10%
Stock Option
Stock options outstanding and exercisable
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		391,409
Weighted average exercise price (in dollars per share)		$ 10.19
Number of options exercisable		328,075
Weighted average exercise price (in dollars per share)		$ 10.46
0.00 - 10.89
Stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)		0.00
Exercise price, high end of range (in dollars per share)		$ 10.89
0.00 - 10.89 | Stock Option
Stock options outstanding and exercisable
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		217,500
Weighted average exercise price (in dollars per share)		$ 8.77
Weighted-average remaining contractual life (in years)		4 years 2 months 12 days
Number of options exercisable		154,166
Weighted average exercise price (in dollars per share)		$ 8.74
10.90 - 16.38
Stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)		10.90
Exercise price, high end of range (in dollars per share)		$ 16.38
10.90 - 16.38 | Stock Option
Stock options outstanding and exercisable
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		173,909
Weighted average exercise price (in dollars per share)		$ 11.98
Weighted-average remaining contractual life (in years)		3 years 2 months 12 days
Number of options exercisable		173,909
Weighted average exercise price (in dollars per share)		$ 11.98